Cost of revenue - Schedule of Cost of Revenue (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Cost of services [Line Items]
Bandwidth costs			145,037		75,064		32,491
Revenue sharing fees			109,273		6,750
Salary and welfare			50,009		33,388		23,510
Business tax and surcharges			30,026		16,462		7,186
Depreciation and amortization			25,762		11,951		4,298
Payment handling costs			22,828		9,306		6,769
Shared-based compensation			8,407		15,449		31,709
Other costs			24,791		14,329		4,099
Total	$ 66,795	[1]	416,133	[1]	182,699	[1]	110,062	[1]

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, 2010 2011 2012 2012 RMB RMB RMB US$ (Note 2(e)) Cost of revenues 31,709 15,449 8,407 1,349 Research and development expenses 21,627 31,672 35,441 5,689 Sales and marketing expenses 1,499 1,336 884 142 General and administrative expenses 182,101 86,544 55,619 8,927